Note 28 - Provisions	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of provisions [text block]
28	Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and represents the site and environmental restoration costs, estimated to be paid throughout the period up until closure due to areas of environmental disturbance present at the reporting date as a result of mining activities. The costs of site restoration at Blanket Mine are discounted based on the estimated life of mine. Site restoration costs at Blanket Mine are capitalised to mineral properties on initial recognition and depreciated systematically over the estimated life of the mine.

Reconciliation of site restoration provision	2022	2021

Balance January 1	3,294	3,567
Unwinding of discount	132	–
Change in estimate - adjustment capitalised in Property, plant and equipment	(468)	(408)
Acquisition - Maligreen	–	135
Balance December 31	2,958	3,294

Current	–	–
Non-current	2,958	3,294

The discount rates currently applied in calculating the present value of the Blanket Mine provision is 4.14% (2021: 1.94%) sourced from the U.S. Department of Treasury, based on a risk-free rate and cash flows estimated at an average 2.40% U.S. inflation (2021: 2.26%). The gross rehabilitation costs, before discounting, amounted to $3,137 (2021: $3,087) for Blanket Mine as at December 31, 2022.